FAIR VALUE DISCLOSURES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair value disclosure
Investments in Non-Consolidated LLCs	$ 49,264,514	$ 99,262,759
Derivative instruments	504,652	(1,685,118)
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Futures
Fair value disclosure
Derivative instruments	1,153,714	416,805
Options
Fair value disclosure
Derivative instruments	(566,396)	(29,493)
Level 3
Fair value disclosure
Liabilities held	0	0
Assets held	0	0
Fair Value
Fair value disclosure
Cash Equivalents	62,321,409	117,403,824
Investments in Non-Consolidated LLCs	49,264,514	99,262,759
Assets held	112,090,575	214,981,465
Fair Value | Futures
Fair value disclosure
Derivative instruments	1,153,714	416,804
Fair Value | Forwards
Fair value disclosure
Derivative instruments	(82,666)	(2,072,428)
Fair Value | Options
Fair value disclosure
Derivative instruments	(566,396)	(29,494)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value disclosure
Cash Equivalents	62,321,409	117,403,824
Assets held	62,859,478	117,953,229
Quoted Prices in Active Markets for Identical Assets (Level 1) | Futures
Fair value disclosure
Derivative instruments	1,153,714	416,804
Quoted Prices in Active Markets for Identical Assets (Level 1) | Options
Fair value disclosure
Derivative instruments	(615,645)	132,601
Significant Other Observable Inputs (Level 2)
Fair value disclosure
Investments in Non-Consolidated LLCs	49,264,514	99,262,759
Assets held	49,231,097	97,028,236
Significant Other Observable Inputs (Level 2) | Forwards
Fair value disclosure
Derivative instruments	(82,666)	(2,072,428)
Significant Other Observable Inputs (Level 2) | Options
Fair value disclosure
Derivative instruments	$ 49,249	$ (162,095)